Derivatives and hedging	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging

Note 8: - Derivatives and hedging

The Company had outstanding contracts designated as hedging instruments in the aggregate notional amount of $64,000 and $49,620 as of December 31, 2022 and 2021, respectively. The fair value of the Company’s outstanding contracts amounted to an asset of $60 and a liability of $1,444 as of December 31, 2022 and an asset of $822 and a liability of $4 as of December 31, 2021. These assets and liabilities were recorded under other receivables and other account payables and accrued expenses respectively. A loss of $4,082 and gains of $1,160, and $1,267 were reclassified from accumulated other comprehensive loss during the years ended December 31, 2022, 2021 and 2020, respectively. Such gains and losses were reclassified from accumulated other comprehensive loss when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations were as follows for the years ended:

	December 31,
	2022	2021	2020
Cost of revenue	$123	$(35)	$(87)
Research and development	2,640	(717)	(655)
Sales and marketing	1,025	(266)	(311)
General and administrative	294	(142)	(214)
	$4,082	$(1,160)	$(1,267)

In addition, losses of $875 were reclassified from other comprehensive loss to financial expenses, net in connection with forecasted transactions not probable of occurring.